Pensions and other post-retirement benefits	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Pensions and other post-retirement benefits
25. Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 ‘Employee Benefits’. We separately present our UK and US pension plans to show the geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.
UK pension plans
Defined contribution plan
Employees of National Grid’s legacy UK businesses are eligible to join the National Grid UK Retirement Plan (NGUKRP), a section of a Master Trust arrangement managed by Legal & General. National Grid pays contributions into the NGUKRP to provide DC benefits on behalf of its employees, generally providing a double match of member contributions up to a maximum Company contribution of 12% of salary. Additionally, WPD operates a DC pension plan (WPPS) which includes three separate DC sections. Two of the DC sections are closed with no active members at 31 March 2022. There is also an open section, available to all new WPD employees.
These plans are defined contribution in nature and are designed to provide members with a pension pot for their retirement. As such, investment risks are borne by the member and there is no legal or constructive obligation on National Grid to pay additional contributions in the instance that investment performance is poor. Payments to these DC plans are charged as an expense as they fall due.
Defined benefit plans
National Grid operates various DB pension plans in the UK. These include two legally separate sections of the National Grid UK Pension Scheme (Section A and Section B of NGUKPS), three sections of the industry-wide Electricity Supply Pension Scheme (ESPS) and a legacy scheme (WPUPS). During the year, following National Grid’s announcement of its intention to sell its Gas Transmission and Metering businesses, Section B of NGUKPS was reallocated as held for sale. Each of these plans holds its assets in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company- and member-appointed directors. These plans are all closed to new members except for the ESPS schemes in very rare circumstances.
The arrangements are subject to independent actuarial funding valuations every three years, and following consultation and agreement with the Company, the qualified actuary certifies the employers’ contributions, which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable. The latest full actuarial valuations for each of the DB plans were carried out at 31 March 2019, with the Company agreeing to fund the assessed funding shortfalls for the UK DB plans that were in deficit via recovery plan payments scheduled to finish in November 2024 or earlier, with payments of approximately £130 million across all plans still due to be paid. Separately, National Grid continues to fund the cost of future benefit accrual (over and above member contributions) for each of the DB schemes. In the year to March 2022, the aggregate level of ongoing contributions (excluding recovery plan payments) was £83 million (2021: £50 million; 2020: £70 million). National Grid also pays contributions in respect of the costs of plan administration and the Pension Protection Fund (PPF) levies for most of its DB plans.
In addition, for some plans the Company has also agreed to establish security arrangements with charges in favour of the Trustee. The value of security provided across National Grid’s DB plans was £286 million at 31 March 2022, all of which is currently provided in the form of surety bonds but may also be provided as letters of credit or cash. The assets held as security will be paid to the respective section or plan in the event that the relevant supporting employer is subject to an insolvency event or fails to make the required contributions; and applicable to NGEG of ESPS only, if NGET loses its licence to operate under relevant legislation. Counter indemnities have also been taken out to ensure the obligations will be fulfilled. In addition, further cash payments of up to a maximum of £675 million could also become due if certain trigger events occur which have been individually agreed between the plans and their relevant supporting employers.
A guarantee has also been provided to Section A of NGUKPS, with the payment contingent on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid Holdings One plc or Lattice Group Limited.
US pension plans
The US pension plans are governed by a fiduciary committee called the Retirement Plan Committee (RPC). The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act and comprises appointed employees of the Company.
Defined contribution plans
National Grid has a DC pension plan which allows employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as most new hire represented union employees, receive a core contribution into the DC plan ranging from 3% to 9% of salary, irrespective of the employee’s contribution into the plan. Most employees also receive a matching contribution that varies between 25% and 50% of employee contributions up to a maximum of 8% to 10%. The assets of the plans are held in trusts and administered by the RPC.
Defined benefit plans
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested union employees, and vested non-union employees hired before 1 January 2011, with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a section of current and former employees, which are closed to new entrants. Benefits under the DB plans generally reflect age, years of service and compensation, and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £116 million (2021: £110 million).
25. Pensions and other post-retirement benefits continued
US other post-retirement benefits
National Grid provides healthcare and life insurance benefits to eligible employees, post-retirement. Eligibility is based on certain age and length of service requirements and, in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £17 million (2021: £26 million).
For the last few years it has been the Company’s policy to primarily direct contributions to the DB pension plans due to concerns over tax deductible limitations relating to the retiree and healthcare and life insurance plans.
Actuarial assumptions
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service. National Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net liability recognised in the consolidated statement of financial position. Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%	%	%	%
Discount rate – past service	2.78	2.00	2.35	3.65	3.25	3.30	3.65	3.25	3.30
Discount rate – future service	2.85	2.15	2.35	3.65	3.25	3.30	3.65	3.25	3.30
Rate of increase in RPI – past service	3.60	3.15	2.65	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	3.33	3.00	2.45	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.47	3.40	2.90	4.60	4.30	3.50	4.60	4.30	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.80	7.10	7.00
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
For UK pensions, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Retail Price Index (RPI) is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only.
Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2031 (2021: 2030).
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2022	2021	2020	2022	2021	2020
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	22.0	21.8	22.1	21.4	21.6	20.9
Females	23.8	23.7	23.8	23.6	24.0	23.4
In 20 years:
Males	23.2	23.1	23.3	23.1	23.2	22.5
Females	25.2	25.2	25.3	25.3	25.5	25.1
The weighted average duration of the DB obligation for each category of plan is 14 years for UK pension plans; 13 years for US pension plans and
15 years for US other post-retirement benefit plans. The table below summarises the split of DB obligations by status for each category of plan, with comparative figures for 2021.

	UK pensions		US pensions		US other post-retirement benefits
	2022	2021	2022	2021	2022	2021
	%	%	%	%	%	%
Active members	16	8	36	35	34	34
Deferred members	10	14	9	9	—	—
Pensioner members	74	78	55	56	66	66
For sensitivity analysis see note 35.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the consolidated statement of financial position

	2022	2021
	£m	£m
Present value of funded obligations	(23,541)	(23,283)
Fair value of plan assets	27,013	24,388
	3,472	1,105
Present value of unfunded obligations	(326)	(324)
Other post-employment liabilities	(71)	(66)
Net defined benefit asset/(liability)	3,075	715
Represented by:
Liabilities	(810)	(1,032)
Assets	3,885	1,747
	3,075	715
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(14,197)	(13,571)	(6,531)	(6,681)	(2,813)	(3,031)	(23,541)	(23,283)
Fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
	2,668	1,109	732	228	72	(232)	3,472	1,105
Present value of unfunded obligations	(78)	(74)	(248)	(250)	—	—	(326)	(324)
Other post-employment liabilities	—	—	—	—	(71)	(66)	(71)	(66)
Net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Represented by:
Liabilities	(78)	(74)	(248)	(393)	(484)	(565)	(810)	(1,032)
Assets	2,668	1,109	732	371	485	267	3,885	1,747
	2,590	1,035	484	(22)	1	(298)	3,075	715
The recognition of the pension assets in the UK and in the US reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In the UK, the Group has an unconditional right to a refund in the event of a winding up. In the US, surplus assets of a Plan may be used to pay for future benefits expected to be earned under that Plan.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2022	2021	2020
	£m	£m	£m
Included within operating costs
Administration costs	20	18	16
Included within payroll costs
Defined benefit plan costs:
Current service cost	223	175	178
Past service cost – augmentations	1	—	—
Past service cost/(credit) – redundancies	1	(1)	—
Special termination benefit cost – redundancies	9	5	2
	234	179	180
Included within finance income and costs
Net interest (income)/cost	(2)	38	23
Total included in income statement¹	252	235	219
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations[2]	2,481	1,408	(724)
Exchange adjustments	7	186	(97)
Total included in the statement of other comprehensive income³	2,488	1,594	(821)
1.    Amounts shown in the table above include operating costs of £4 million (2021: £3 million; 2020: £4 million); payroll costs of £10 million (2021: £10 million; 2020: £10 million); and net interest income of £2 million (2021: £13 million; 2020: £11 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.    For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.
3.    Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations resulting in a gain of £309 million (2021: £250 million loss; 2020: £58 million gain) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	11	9	9	7	7	6	2	2	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	83	28	33	101	104	100	39	43	45
Past service cost – augmentations	1	—	—	—	—	—	—	—	—
Past service cost/(credit) – redundancies	1	(1)	—	—	—	—	—	—	—
Special termination benefit cost – redundancies	9	5	2	—	—	—	—	—	—
	94	32	35	101	104	100	39	43	45
Included within finance income and costs
Net interest (income)/cost	(7)	(38)	(31)	—	35	21	5	41	33
Total included in income statement	98	3	13	108	146	127	46	86	79
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations[1]	1,577	(622)	143	532	1,017	(588)	372	1,013	(279)
Exchange adjustments	—	—	—	11	83	(42)	(4)	103	(55)
Total included in the statement of other comprehensive income	1,577	(622)	143	543	1,100	(630)	368	1,116	(334)
1.    For the year ended 31 March 2021, UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion.
25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit asset/(liability)

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,035	1,520	(22)	(1,113)	(298)	(1,360)	715	(953)
Cost recognised in the income statement (including discontinued operations)	(98)	(3)	(108)	(146)	(46)	(86)	(252)	(235)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,577	(622)	543	1,100	368	1,116	2,488	1,594
Employer contributions	167	138	116	110	17	26	300	274
Other movements	7	2	—	—	(29)	(16)	(22)	(14)
Acquisition of WPD (note 37)	566	—	—	—	—	—	566	—
Reclassification to held for sale (note 10)	(664)	—	(45)	27	(11)	22	(720)	49
Closing net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(13,645)	(12,844)	(6,931)	(8,085)	(3,031)	(3,697)	(23,607)	(24,626)
Current service cost	(83)	(28)	(101)	(104)	(39)	(43)	(223)	(175)
Interest cost	(88)	(296)	(240)	(243)	(100)	(112)	(428)	(651)
Actuarial (losses)/gains – experience	(627)	(21)	(24)	(72)	107	216	(544)	123
Actuarial gains/(losses) – demographic assumptions	133	(1)	100	—	71	—	304	(1)
Actuarial gains/(losses) – financial assumptions	1,387	(1,181)	329	(62)	192	(25)	1,908	(1,268)
Past service (cost)/credit – redundancies	(1)	1	—	—	—	—	(1)	1
Special termination benefit cost – redundancies	(9)	(5)	—	—	—	—	(9)	(5)
Past service cost – augmentations	(1)	—	—	—	—	—	(1)	—
Medicare subsidy received	—	—	—	—	(24)	(25)	(24)	(25)
Employee contributions	(8)	(1)	—	—	—	—	(8)	(1)
Benefits paid	919	731	403	371	159	144	1,481	1,246
Exchange adjustments	—	—	(327)	804	(140)	362	(467)	1,166
Acquisition of WPD	(7,096)	—	—	—	—	—	(7,096)	—
Reclassification to held for sale	4,844	—	12	460	(8)	149	4,848	609
Closing defined benefit obligations	(14,275)	(13,645)	(6,779)	(6,931)	(2,813)	(3,031)	(23,867)	(23,607)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	14,680	14,364	6,909	6,972	2,799	2,412	24,388	23,748
Interest income	95	334	240	208	95	71	430	613
Return on plan assets in excess of interest[1]	684	581	127	1,151	2	822	813	2,554
Administration costs	(11)	(9)	(7)	(7)	(2)	(2)	(20)	(18)
Employer contributions	167	138	116	110	17	26	300	274
Employee contributions	8	1	—	—	—	—	8	1
Benefits paid	(912)	(729)	(403)	(371)	(159)	(144)	(1,474)	(1,244)
Exchange adjustments	—	—	338	(721)	136	(259)	474	(980)
Acquisition of WPD	7,662	—	—	—	—	—	7,662	—
Reclassification to held for sale	(5,508)	—	(57)	(433)	(3)	(127)	(5,568)	(560)
Closing fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
Actual return on plan assets	779	915	367	1,359	97	893	1,243	3,167
Expected contributions to plans in the following year	146	93	74	113	14	6	234	212
1.    For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.
Asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2022						2021						2020
	Quoted		Unquoted		Total		Quoted		Unquoted		Total		Quoted		Unquoted		Total
	£m		£m		£m		£m		£m		£m		£m		£m		£m
Equities	1,458		474		1,932		555		801		1,356		732		732		1,464
Corporate bonds	2,741		—		2,741		3,730		37		3,767		3,837		—		3,837
Government securities	786		—		786		1,836		—		1,836		2,051		—		2,051
Property	122		1,002		1,124		104		565		669		103		585		688
Diversified alternatives	1,334		432		1,766		—		712		712		—		893		893
Liability-matching assets	2,023	¹	6,090	²	8,113	³	1,731	¹	4,133	²	5,864	³	1,704	¹	3,278	²	4,982	³
Longevity swap	—		(80)		(80)		—		(64)		(64)		—		(51)		(51)
Cash and cash equivalents	477		—		477		34		250		284		29		222		251
Other (including net current assets and liabilities)	16		(10)		6		—		256		256		—		249		249
	8,957		7,908		16,865	⁴	7,990		6,690		14,680		8,456		5,908		14,364
1.    Consists of pooled funds which invest mainly in fixed interest securities.
2.    Includes buy-in policies held by NGUKPS with a total value of £2.7 billion (2021: £4.1 billion; 2020: £3.3 billion).
3.    Included within liability-matching assets above is £6.6 billion (2021: £2.5 billion; 2020: £2.8 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
4.    The fair value of plan assets for NGUKPS Section A includes £32 million (2021: £nil; 2020: £nil) of direct holdings in WPD debt instruments.
25. Pensions and other post-retirement benefits continued
US pensions

	2022			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	272	1,904	2,176	560	2,359	2,919	467	2,043	2,510
Corporate bonds	2,311	697	3,008	1,547	507	2,054	1,640	518	2,158
Government securities	335	715	1,050	354	527	881	535	732	1,267
Property	—	295	295	—	264	264	—	307	307
Diversified alternatives	142	364	506	167	458	625	162	464	626
Infrastructure	—	182	182	—	130	130	—	121	121
Cash and cash equivalents	31	—	31	24	—	24	24	—	24
Other (including net current assets and liabilities)	12	3	15	12	—	12	(44)	3	(41)
	3,103	4,160	7,263	2,664	4,245	6,909	2,784	4,188	6,972
US other post-retirement benefits

	2022			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	185	1,013	1,198	419	1,303	1,722	353	1,037	1,390
Corporate bonds	723	2	725	13	—	13	15	—	15
Government securities	511	2	513	533	3	536	551	1	552
Diversified alternatives	144	120	264	185	172	357	162	161	323
Other¹	—	185	185	—	171	171	—	132	132
	1,563	1,322	2,885	1,150	1,649	2,799	1,081	1,331	2,412
1.    Other primarily comprises insurance contracts.
Main defined benefit risks
National Grid underwrites the financial and demographic risks associated with our DB plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
The most significant risks associated with the DB plans are:

Main risks	Description and mitigation
Investment risk	The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.
Changes in bond yields	Liabilities are calculated using discount rates set with reference to the yields in high-quality bonds prevailing in the UK and US debt markets and will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.
Inflation risk	Changes in inflation will affect the current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.
Member longevity	Longevity is a key driver of liabilities and changes in life expectancy have a direct impact on liabilities. Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by recent scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.
Counterparty risk	This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.
Default risk	Investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed control ranges, to control the risk.
Liquidity risk	The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
Currency risk	Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates is managed through a combination of segregated currency hedging overlay and currency hedging carried out by some of the investment managers.
25. Pensions and other post-retirement benefits continued
DB plan investment strategies
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set their key principles, including expected returns, risk and liquidity requirements. They formulate an investment strategy to manage risk through diversification, taking into account expected contributions, maturity of the pension liabilities, and in the UK, the strength of the covenant. These strategies allocate investments between return-seeking assets such as equities and property, and liability-matching assets such as buy-in policies, government securities and corporate bonds which are intended to protect the funding position.
The approximate investment allocations for our plans at 31 March 2022 are as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Return-seeking assets	28	41	51
Liability-matching assets	72	59	49
The governing bodies can generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers. Investment managers are selected based on the required skills, expertise in those markets, process and financial security to manage the investments. Their performance is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels.
In the UK, each of our pension plans has Responsible Investment (RI) Policies, which take into account Environmental, Social and Governance (ESG) factors and generally incorporate the six UN-backed Principles for Responsible Investment (UNPRI). Each of the Trustee boards believes that ESG factors can be material to financial outcomes and should therefore be considered alongside other factors. They recognise that their primary responsibility remains a fiduciary one, i.e., their first duty is to ensure the best possible return on investments with the appropriate level of risk. However, they also recognise the increasing materiality of ESG factors and that they have a fiduciary and regulatory duty to consider RI, including ESG factors and their potential impact on the quality and sustainability of long-term investment returns. The principle defined contribution arrangement in the UK, the NGUKRP, is operated by Legal & General, which embeds ESG factors in the investment options offered to members. As well as offering a range of self-select ethical funds, it directly incorporates its Climate Impact Pledge into the default investment option, which acts to align the fund to a carbon net zero future.
Whilst in the US there is no regulatory requirement to have ESG-specific principles embedded in investment policies, our investment managers often utilise ESG principles to inform their decision-making process.